Ancora Trust
Ancora MicroCap Fund
Schedule of Investments
March 31, 2025

	Shares	Value
Common Stocks - 94.65%

Aerospace & Defense - 2.37%
AerSale Corp. (a)	57,124	427,859
		427,859

Banks - 6.04%
Farmers & Merchants Bancorp	293	293,038
First Internet Bancorp	12,694	339,945
Hingham Institution for Savings	1,919	456,338
		1,089,322

Building Products - 2.24%
Masterbrand, Inc. (a)	30,972	404,494
		404,494

Capital Markets - 12.97%
180 Degree Capital Corp. (a)	43,812	173,934
Diamond Hill Investment Group, Inc. Class A	1,874	267,682
Donnelley Financial Solutions, Inc. (a)	5,165	225,762
Heritage Global, Inc. (a)	165,332	360,424
Newtek Business Services Corp.	46,072	551,021
Silvercrest Asset Management Group, Inc.	46,411	759,284
		2,338,107

Commercial Services & Supplies - 2.08%
Perma-Fix Environmental Services, Inc. (a)	51,523	374,572
		374,572

Communication Equipment - 4.17%
Aviat Networks, Inc. (a)	31,451	602,916
Gogo, Inc. (a)	17,327	149,359
		752,274

Construction & Engineering - 1.87%
Concrete Pumping Holdings, Inc. (a)	52,680	287,633
Orion Group Holdings, Inc. (a)	9,459	49,471
		337,103

Consumer Discretionary - 1.32%
Sturm, Ruger & Co., Inc.	6,060	238,097
		238,097

Distributors - 0.31%
A-Mark Precious Metals, Inc. (a)	2,205	55,941
		55,941

Diversified Financial Services - 3.61%
TIPTREE, Inc. (a)	27,052	651,683
		651,683

Electronic Equipment, Instruments & Components - 4.77%
Allient, Inc.	22,104	485,846
Richardson Electronics Ltd.	33,468	373,503
		859,349

Equity Real Estate Investment Trusts - 1.92%
Postal Realty Trust, Inc.	24,214	345,776
		345,776

Health Care Providers & Services - 2.56%
Joint Corp. (a)	36,962	461,655
		461,655

IT Services - 5.13%
Hackett Group, Inc.	11,199	327,235
International Money Express, Inc. (a)	47,374	597,860
		925,095

Insurance - 7.28%
American Coastal Insurance Corp. (a)	42,756	494,687
Crawford & Co.	71,639	818,117
		1,312,804

Leisure Products - 2.46%
Johnson Outdoors, Inc.	4,620	114,761
Smith & Wesson Brands, Inc.	35,308	329,071
		443,831

Machinery - 1.94%
Hurco Cos., Inc.	22,512	349,161
		349,161

Marine - 2.89%
Genco Shipping & Trading Ltd.	28,487	380,586
Star Bulk Carriers Corp.	9,048	140,787
		521,373

Media -2.83%
Shutterstock, Inc.	5,512	102,689
Thryv Holdings, Inc.	31,868	408,229
		510,918

Metals & Mining -0.66%
Endeavour Silver Corp. (a)	27,796	118,689
		118,689

Oil, Gas & Consumable Fuels - 8.2%
Alto Ingredients, Inc. (a)	14,123	73,157
Evolution Petroleum Corp.	58,245	533,058
Pason Systems, Inc.	3,981	152,353
Teekay Tankers Ltd. (a)	11,769	328,732
Unit Corp.	103,832	390,408
		1,477,708

Personal Products - 1.54%
Nature's Sunshine Products, Inc. (a)	22,111	277,493
		277,493

Professional Services - 1.58%
BG Staffing, Inc.	56,598	208,281
Forrester Research. Inc.	8,209	75,851
		284,132

Semiconductors & Semiconductor Equipment - 0.97%
Amtech Systems, Inc. (a)	36,271	175,189
		175,189

Software - 1.19%
Rimini Street, Inc.	61,608	214,396
		214,396

Specialty Retail - 1.11%
America's Car-Mart, Inc. (a)	4,426	200,896
		200,896

Technology Harware, Storage & Peripheral Total - 4.29%
CoreCard Corp. (a)	5,801	108,537
CPI Card Group, Inc.	17,776	518,526
Immersion Corp.	19,344	146,628
		773,690

Textiles, Apparel, & Luxury Goods - 4.77%
Culp, Inc. (a)	51,172	255,860
Lakeland Industries, Inc. (a)	15,596	316,755
Movado Group, Inc. (a)	17,212	287,785
		860,399

Thrifts & Mortgage Finance - 0.4%
Federal Agricultural Mortgage Corp.	383	71,816
		71,816

Trading Companies & Distributors - 1.18%
Karat Packaging Co.	7,986	212,268
		212,268

TOTAL COMMON STOCKS (Cost $17,434,073)		17,066,092

Warrant - 0.00%
Zagg/Cvr.Us	71,453	-
Household Durables - 0.00%

TOTAL WARRANT (Cost $0)		-

Money Market Funds - 5.41%
Federated Hermes Government Obligations Fund - Institutional Class 4.21% (b)	976,265	976,265
		976,265

TOTAL MONEY MARKET FUNDS (Cost $976,265)		976,265

TOTAL INVESTMENTS (Cost $18,410,338) - 100.06%		18,042,357

Liabilities In Excess of Other Assets - (0.06)%		(12,839)

TOTAL NET ASSETS - 100.00%		18,029,517

(a) Non-income producing security
(b) Variable rate security; the coupon rate shown represents the 7-day yield as of March 31, 2025.